CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY RUB in Millions, $ in Millions	Priority Share Issued and Outstanding shares	Ordinary Shares Issued and Outstanding USD ($) shares	Ordinary Shares Issued and Outstanding RUB shares	Treasury shares at cost USD ($)	Treasury shares at cost RUB	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB	Retained Earnings USD ($)	Retained Earnings RUB	USD ($)	RUB
Balance at Dec. 31, 2012			RUB 445				RUB 13,617		RUB 961		RUB 22,024		RUB 37,047
Balance (in shares) at Dec. 31, 2012 | shares	1	327,760,082	327,760,082
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							754						754
Exercise of share options (Note 14)			RUB 1				439						440
Exercise of share options (Note 14) (in shares) | shares		4,494,804	4,494,804
Repurchases of shares (Note 13)					RUB (8,518)								(8,518)
Repurchases of shares (Note 13) (in shares) | shares		(8,599,377)	(8,599,377)
Class B shares conversion			RUB (204)				204
Reissue of shares for options exercised					1,632		(1,632)
Issuance of convertible debt							2,319						2,319
Foreign currency translation adjustment, including reclassification									1,081				1,081
Net income											13,474		13,474
Balance at Dec. 31, 2013			RUB 242		(6,886)		15,701		2,042		35,498		46,597
Balance (in shares) at Dec. 31, 2013 | shares	1	323,655,509	323,655,509
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							1,210						1,210
Exercise of share options (Note 14)			RUB 1				188						189
Exercise of share options (Note 14) (in shares) | shares		1,434,480	1,434,480
Repurchases of shares (Note 13)					(8,436)								(8,436)
Repurchases of shares (Note 13) (in shares) | shares		(7,446,319)	(7,446,319)
Class B shares conversion			RUB (61)				61
Reissue of shares for options exercised					1,143		(1,143)
Issuance of convertible debt							442						442
Repurchase of convertible debt							(312)						(312)
Windfall tax benefit							45						45
Foreign currency translation adjustment, including reclassification									(1,019)				(1,019)
Net income											17,020		17,020
Balance at Dec. 31, 2014			RUB 182		(14,179)		16,192		1,023		52,518		55,736
Balance (in shares) at Dec. 31, 2014 | shares	1	317,643,670	317,643,670
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							2,718						2,718
Exercise of share options (Note 14)							166						166
Exercise of share options (Note 14) (in shares) | shares		1,608,501	1,608,501
Class B shares conversion			RUB (107)				107
Reissue of shares for options exercised					1,648		(1,648)
Repurchase of convertible debt							(307)						(307)
Windfall tax benefit							29						29
Foreign currency translation adjustment, including reclassification									2,076			$ 28.5	2,076
Net income											9,679	132.8	9,679
Balance at Dec. 31, 2015		$ 1.0	RUB 75	$ (171.9)	RUB (12,531)	$ 236.8	RUB 17,257	$ 42.5	RUB 3,099	$ 853.4	RUB 62,197	$ 961.8	RUB 70,097
Balance (in shares) at Dec. 31, 2015 | shares	1	319,252,171	319,252,171